Debt obligations (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt obligations
Amount	$ 360,000	$ 325,000
Fair Value	374,400	314,031
Maximum percentage of the aggregate principal amount of notes redeemable	35.00%
Repurchase price, as percentage of principal amount, if the company undergoes change of control	101.00%
Period from the end of the financial year for furnishing all annual reports on Form 20-F to the holders of the notes and the Trustee	180 days
Senior Secured Notes
Debt obligations
Interest rate (as a percent)	9.50%
Amount	325,000	325,000
Fair Value	338,000	314,031
Tack-on Senior Secured Notes
Debt obligations
Interest rate (as a percent)	9.50%
Amount	35,000
Fair Value	$ 36,400